PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 97.6%
Australia — 0.8%
AGL Energy Ltd.	42,650	$348,469
ANZ Group Holdings Ltd.	29,400	617,868
Bank of Queensland Ltd.	119,900	511,524
Elders Ltd.	80,100	466,706
Harvey Norman Holdings Ltd.	104,100	355,029
JB Hi-Fi Ltd.	8,300	456,805
Metcash Ltd.	195,600	483,512
New Hope Corp. Ltd.	162,800	583,873
Perenti Ltd.	432,300	325,695
Qantas Airways Ltd.*	127,000	648,270
QBE Insurance Group Ltd.	59,500	679,403
Rio Tinto Ltd.	12,400	1,096,723
Stockland, REIT	141,600	510,730
Super Retail Group Ltd.	67,500	845,465
		7,930,072
Austria — 0.2%
BAWAG Group AG, 144A*	9,600	743,779
OMV AG	12,600	539,030
Wienerberger AG	13,800	456,287
		1,739,096
Belgium — 0.0%
Bekaert SA	9,800	402,811
Brazil — 0.5%
Itau Unibanco Holding SA, ADR(a)	235,047	1,563,063
MercadoLibre, Inc.*	1,417	2,907,627
Yara International ASA	13,700	432,828
		4,903,518
Canada — 1.4%
Canadian Pacific Kansas City Ltd.(a)	14,626	1,251,108
Constellation Software, Inc.	804	2,607,024
Dollarama, Inc.	21,012	2,152,392
Intact Financial Corp.	12,901	2,477,274
Shopify, Inc. (Class A Stock)*(a)	25,203	2,019,768
Suncor Energy, Inc.	84,316	3,112,947
		13,620,513
China — 0.2%
Kingboard Holdings Ltd.	216,000	543,359
Trip.com Group Ltd.*	23,900	1,438,028
		1,981,387
Denmark — 0.9%
D/S Norden A/S	11,300	469,312
Danske Bank A/S	44,800	1,347,527
DSV A/S	6,163	1,268,407
Jyske Bank A/S	9,500	739,393
Novo Nordisk A/S (Class B Stock)	36,854	4,371,309
Spar Nord Bank A/S	33,300	635,269
		8,831,217
Finland — 0.2%
Cargotec OYJ (Class B Stock)	7,200	420,837
Kalmar OYJ (Class B Stock)*	7,200	234,065
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Nokia OYJ	134,300	$586,377
Nordea Bank Abp	42,700	503,849
Valmet OYJ(a)	14,900	477,939
		2,223,067
France — 3.2%
Airbus SE	7,879	1,153,142
AXA SA	17,100	658,296
BNP Paribas SA	15,000	1,029,326
Bouygues SA	19,500	652,688
Carrefour SA	28,100	479,146
Cie de Saint-Gobain SA	9,400	857,304
Cie Generale des Etablissements Michelin SCA	13,000	527,973
Coface SA	31,700	519,345
Credit Agricole SA	32,700	500,077
Euroapi SA*	1	4
Ipsen SA	3,700	455,768
L’Oreal SA	3,014	1,351,890
LVMH Moet Hennessy Louis Vuitton SE	5,128	3,932,541
Orange SA	50,900	582,953
Rexel SA	23,700	686,985
Rubis SCA	22,100	603,773
Safran SA	9,596	2,258,160
Societe BIC SA	7,200	484,100
Societe Generale SA	18,200	453,531
Sopra Steria Group	3,200	672,862
Thales SA	9,642	1,532,416
TotalEnergies SE	71,674	4,654,176
TotalEnergies SE, ADR(a)	65,728	4,247,343
Verallia SA, 144A	12,200	357,067
Vinci SA	13,533	1,581,962
		30,232,828
Germany — 2.1%
Allianz SE	2,700	888,082
Bayer AG	16,000	541,308
Bayerische Motoren Werke AG	13,300	1,176,206
Bilfinger SE	10,700	577,920
Daimler Truck Holding AG	14,900	559,456
Deutsche Bank AG	27,600	477,803
Deutsche Post AG	15,900	709,246
Deutz AG	91,200	457,586
Fresenius SE & Co. KGaA*	18,600	709,603
Infineon Technologies AG	44,261	1,553,912
Mercedes-Benz Group AG	17,100	1,108,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,100	606,149
SAP SE	12,084	2,764,005
Siemens AG	26,728	5,407,287
Suedzucker AG	26,100	327,720
Symrise AG	6,666	922,505
United Internet AG	21,200	436,094
Volkswagen AG	5,800	649,007
		19,871,955
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.3%
PAX Global Technology Ltd.	615,000	$411,000
Swire Pacific Ltd. (Class A Stock)	45,500	387,993
Tongda Group Holdings Ltd.*	8,180,000	85,579
WH Group Ltd., 144A	1,291,500	1,017,185
Yue Yuen Industrial Holdings Ltd.	296,500	562,105
		2,463,862
India — 0.8%
HDFC Bank Ltd., ADR(a)	36,646	2,292,574
ICICI Bank Ltd., ADR	60,026	1,791,776
Reliance Industries Ltd., 144A, GDR	45,124	3,144,896
		7,229,246
Indonesia — 0.1%
First Resources Ltd.	457,100	521,491
Ireland — 1.1%
Accenture PLC (Class A Stock)	12,291	4,344,622
Dalata Hotel Group PLC	86,000	392,823
Kingspan Group PLC	17,496	1,640,936
TE Connectivity PLC	25,423	3,838,619
		10,217,000
Israel — 0.1%
Oil Refineries Ltd.	1,536,500	396,587
Teva Pharmaceutical Industries Ltd.*	27,400	494,825
		891,412
Italy — 0.6%
A2A SpA	279,600	645,866
Coca-Cola HBC AG*	27,800	991,133
Ferrari NV(a)	4,037	1,897,834
Leonardo SpA	33,400	747,535
Mediobanca Banca di Credito Finanziario SpA	33,200	567,268
Moncler SpA	2,351	149,469
Piaggio & C SpA	135,000	396,061
Pirelli & C SpA, 144A	79,700	483,999
		5,879,165
Japan — 5.2%
AGC, Inc.	5,000	162,251
Bell System24 Holdings, Inc.	37,700	397,346
BIPROGY, Inc.	8,600	292,259
Brother Industries Ltd.	26,800	525,613
Central Glass Co. Ltd.	22,900	545,444
Chugai Pharmaceutical Co. Ltd.	43,000	2,084,257
Citizen Watch Co. Ltd.(a)	72,300	463,482
Credit Saison Co. Ltd.	25,000	627,348
Dai-ichi Life Holdings, Inc.	20,000	518,947
Daiichi Sankyo Co. Ltd.	62,840	2,075,753
Daiwa House Industry Co. Ltd.	17,000	535,092
DCM Holdings Co. Ltd.	29,600	327,077
DTS Corp.	8,400	237,341
Ferrotec Holdings Corp.	21,700	352,829
Fuji Corp.	12,800	205,629
Fuyo General Lease Co. Ltd.	5,500	424,205
GungHo Online Entertainment, Inc.	22,600	486,214
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Hanwa Co. Ltd.	11,300	$393,707
Honda Motor Co. Ltd.	113,300	1,209,630
Hoya Corp.	22,400	3,102,480
Isuzu Motors Ltd.	43,600	594,493
ITOCHU Corp.	27,600	1,487,505
Itoham Yonekyu Holdings, Inc.	17,460	471,217
Iyogin Holdings, Inc.	54,000	516,929
Japan Lifeline Co. Ltd.	64,700	552,453
JVCKenwood Corp.	84,900	802,315
Kamigumi Co. Ltd.	18,200	416,269
Kanematsu Corp.	33,800	573,732
KDDI Corp.	13,100	419,691
Keiyo Bank Ltd. (The)	76,500	376,072
Keyence Corp.	3,800	1,821,196
Komatsu Ltd.	16,900	473,111
Komeri Co. Ltd.	21,500	556,613
Lintec Corp.	24,600	568,908
Macnica Holdings, Inc.	30,000	417,772
Marubeni Corp.	42,500	702,179
Mitsubishi Gas Chemical Co., Inc.	26,000	506,941
Mitsubishi HC Capital, Inc.	99,400	705,952
Mitsubishi UFJ Financial Group, Inc.	69,500	713,668
Mitsui & Co. Ltd.	21,800	487,536
Mitsui Chemicals, Inc.	17,500	467,461
Mitsui-Soko Holdings Co. Ltd.	16,200	701,595
Mizuho Financial Group, Inc.	29,600	611,857
NGK Insulators Ltd.	33,400	439,281
NHK Spring Co. Ltd.	10,000	127,954
Nippon Express Holdings, Inc.	9,300	489,801
Nippon Shinyaku Co. Ltd.	19,200	501,035
Nippon Telegraph & Telephone Corp.	438,200	449,236
Nishi-Nippon Financial Holdings, Inc.	41,000	470,959
Nomura Holdings, Inc.	81,100	423,260
Nomura Real Estate Holdings, Inc.	13,300	358,343
Ono Pharmaceutical Co. Ltd.	31,700	425,520
ORIX Corp.	31,900	746,424
Sankyu, Inc.	14,700	496,459
Santen Pharmaceutical Co. Ltd.	52,500	637,315
Seiko Epson Corp.	28,200	521,662
Seino Holdings Co. Ltd.	9,400	158,131
Shin-Etsu Chemical Co. Ltd.	38,800	1,621,468
Shionogi & Co. Ltd.	30,000	430,026
SKY Perfect JSAT Holdings, Inc.	75,500	472,491
Sojitz Corp.	23,400	554,432
Sumitomo Heavy Industries Ltd.	16,200	391,990
Sumitomo Mitsui Financial Group, Inc.	108,600	2,320,415
Toagosei Co. Ltd.	47,600	538,304
Tokio Marine Holdings, Inc.	61,100	2,253,029
Tokuyama Corp.	26,500	536,364
Tokyo Electron Ltd.	9,100	1,622,855
Transcosmos, Inc.	24,400	602,773
Tsubakimoto Chain Co.	45,300	597,383
YAMABIKO Corp.	33,300	593,064
Yokohama Rubber Co. Ltd. (The)	19,700	442,775
		49,135,118
Netherlands — 1.5%
ABN AMRO Bank NV, 144A, CVA	51,300	927,086

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Aegon Ltd.	215,700	$1,385,468
ASML Holding NV (XAMS)	3,401	2,829,158
ASML Holding NV (XNGS)	6,126	5,104,490
ASR Nederland NV	10,200	500,028
BE Semiconductor Industries NV	2,928	373,439
ING Groep NV	48,100	872,679
Koninklijke Ahold Delhaize NV	40,600	1,403,484
NN Group NV	13,500	673,598
		14,069,430
New Zealand — 0.0%
Air New Zealand Ltd.	887,700	297,894
Norway — 0.1%
DNB Bank ASA	24,500	502,423
Equinor ASA	17,800	450,317
Mowi ASA	25,700	461,658
		1,414,398
Singapore — 0.1%
DBS Group Holdings Ltd.	20,460	605,909
Jardine Cycle & Carriage Ltd.	27,700	594,239
		1,200,148
South Africa — 0.1%
Anglo American PLC	19,200	624,110
South Korea — 0.7%
Samsung Electronics Co. Ltd.	107,102	5,005,821
SK Hynix, Inc.	10,867	1,454,404
		6,460,225
Spain — 0.9%
Amadeus IT Group SA	30,082	2,178,615
Banco Santander SA	212,800	1,090,359
Industria de Diseno Textil SA	45,591	2,700,194
Mapfre SA	195,300	520,104
Repsol SA	83,000	1,094,711
Telefonica SA	113,500	555,252
		8,139,235
Sweden — 0.7%
Atlas Copco AB (Class A Stock)	124,100	2,405,109
Boliden AB	16,700	566,780
Securitas AB (Class B Stock)	46,900	595,389
SKF AB (Class B Stock)	30,900	615,493
Swedbank AB (Class A Stock)	27,700	587,951
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	90,600	684,615
Volvo AB (Class B Stock)	46,900	1,240,608
		6,695,945
Switzerland — 1.9%
ABB Ltd.	36,644	2,125,925
Adecco Group AG	12,600	429,715
Bucher Industries AG	1,100	499,295
EFG International AG*	38,600	518,914
Forbo Holding AG	300	312,371
Julius Baer Group Ltd.	8,600	518,614
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Lonza Group AG	3,992	$2,533,258
Novartis AG	31,000	3,569,414
Partners Group Holding AG	1,335	2,012,748
Sandoz Group AG	67,740	2,822,923
Sika AG	6,560	2,174,414
UBS Group AG	34,100	1,055,192
		18,572,783
Taiwan — 0.9%
MediaTek, Inc.	47,000	1,732,211
Taiwan Semiconductor Manufacturing Co. Ltd.	139,850	4,217,058
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,021	2,261,357
		8,210,626
United Kingdom — 3.6%
3i Group PLC	74,180	3,286,063
Associated British Foods PLC	15,900	496,918
AstraZeneca PLC	19,424	3,025,996
AstraZeneca PLC, ADR	25,218	1,964,734
Aviva PLC	79,600	515,550
BAE Systems PLC	173,055	2,873,072
British American Tobacco PLC	16,600	605,204
Britvic PLC	6,675	113,521
BT Group PLC	375,900	745,060
Centrica PLC	80,443	125,824
Chemring Group PLC	25,300	123,833
CK Hutchison Holdings Ltd.	100,000	566,972
Coca-Cola Europacific Partners PLC	1,748	137,655
Compass Group PLC	95,407	3,058,718
Halma PLC	41,645	1,456,138
HSBC Holdings PLC	29,500	264,645
Imperial Brands PLC	31,300	910,488
International Consolidated Airlines Group SA	206,200	566,417
Investec PLC	98,400	748,927
J Sainsbury PLC	169,600	671,166
Keller Group PLC	37,300	807,790
Kingfisher PLC	189,600	818,265
Legal & General Group PLC	21,900	66,374
Lloyds Banking Group PLC	751,500	590,899
London Stock Exchange Group PLC	22,534	3,085,154
Marks & Spencer Group PLC	147,600	736,591
Paragon Banking Group PLC	58,100	603,424
Premier Foods PLC	191,100	469,836
RELX PLC	40,921	1,932,139
Tesco PLC	233,600	1,121,586
TORM PLC (Class A Stock)	11,900	404,835
Virgin Money UK PLC	277,600	809,079
Zigup PLC	103,600	533,693
		34,236,566
United States — 69.4%
AGCO Corp.(a)	6,804	665,839
Agilent Technologies, Inc.	15,082	2,239,375
Alphabet, Inc. (Class A Stock)	121,567	20,161,887

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Amazon.com, Inc.*	102,231	$19,048,702
Ameren Corp.	60,069	5,253,635
American International Group, Inc.	73,969	5,416,750
AMETEK, Inc.	14,481	2,486,533
Amphenol Corp. (Class A Stock)	73,765	4,806,527
Apollo Global Management, Inc.	4,264	532,616
Apple, Inc.	86,998	20,270,534
Ares Management Corp. (Class A Stock)	18,840	2,936,026
Arthur J. Gallagher & Co.	9,707	2,731,259
Autodesk, Inc.*	2,634	725,614
AvalonBay Communities, Inc., REIT(a)	27,614	6,220,054
Bank of America Corp.	177,189	7,030,860
Baxter International, Inc.	90,399	3,432,450
Becton, Dickinson & Co.(a)	25,630	6,179,393
Biogen, Inc.*	8,700	1,686,408
Boeing Co. (The)*	8,297	1,261,476
Boston Scientific Corp.*	85,887	7,197,331
BP PLC	84,200	439,148
Bristol-Myers Squibb Co.	40,888	2,115,545
Cadence Design Systems, Inc.*	12,456	3,375,950
CF Industries Holdings, Inc.(a)	39,913	3,424,535
Charles Schwab Corp. (The)	79,323	5,140,924
Cheniere Energy, Inc.	13,600	2,445,824
Chipotle Mexican Grill, Inc.*	36,981	2,130,845
Chubb Ltd.	32,253	9,301,443
Cigna Group (The)	8,031	2,782,260
Citigroup, Inc.	59,961	3,753,559
Coca-Cola Co. (The)	36,912	2,652,496
Colgate-Palmolive Co.	74,772	7,762,081
Comcast Corp. (Class A Stock)	71,650	2,992,821
Conagra Brands, Inc.	80,896	2,630,738
ConocoPhillips	50,615	5,328,747
CoStar Group, Inc.*	44,629	3,366,812
Cummins, Inc.	14,660	4,746,761
CVS Health Corp.	50,439	3,171,604
Danaher Corp.	13,795	3,835,286
Datadog, Inc. (Class A Stock)*	10,243	1,178,560
Dominion Energy, Inc.	45,832	2,648,631
Eaton Corp. PLC	19,215	6,368,620
Elevance Health, Inc.	15,898	8,266,960
Eli Lilly & Co.	9,478	8,396,939
EOG Resources, Inc.	17,115	2,103,947
EQT Corp.(a)	83,472	3,058,414
Equitable Holdings, Inc.	100,947	4,242,802
Experian PLC	39,242	2,066,862
Exxon Mobil Corp.	51,555	6,043,277
Fifth Third Bancorp	54,752	2,345,576
Fiserv, Inc.*	40,890	7,345,888
Gartner, Inc.*	6,264	3,174,345
GE Vernova, Inc.*	8,038	2,049,529
General Electric Co.	48,309	9,110,111
Goldman Sachs Group, Inc. (The)	3,221	1,594,749
GSK PLC	97,400	1,983,163
Haleon PLC	399,624	2,091,033
Hartford Financial Services Group, Inc. (The)	65,256	7,674,758
Hilton Worldwide Holdings, Inc.	20,050	4,621,525
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Holcim AG*	15,900	$1,557,133
Honeywell International, Inc.	20,410	4,218,951
Howmet Aerospace, Inc.	39,281	3,937,920
Huntington Bancshares, Inc.	216,212	3,178,316
ICON PLC*	11,192	3,215,574
Intel Corp.	57,414	1,346,932
International Paper Co.(a)	75,412	3,683,876
Intuit, Inc.	5,532	3,435,372
Intuitive Surgical, Inc.*	6,237	3,064,051
Johnson & Johnson	46,532	7,540,976
Kenvue, Inc.	365,641	8,457,276
Kimberly-Clark Corp.	29,409	4,184,313
KKR & Co., Inc.	43,851	5,726,064
KLA Corp.	3,874	3,000,064
Kohl’s Corp.(a)	38,506	812,477
L3Harris Technologies, Inc.	31,412	7,471,972
Lam Research Corp.	2,134	1,741,515
Las Vegas Sands Corp.(a)	74,555	3,753,099
Linde PLC	16,835	8,027,938
Manhattan Associates, Inc.*	1,903	535,466
Marvell Technology, Inc.	6,312	455,221
Mastercard, Inc. (Class A Stock)	23,086	11,399,867
Meta Platforms, Inc. (Class A Stock)	38,408	21,986,276
MetLife, Inc.	29,800	2,457,904
Microsoft Corp.	104,411	44,928,053
Moody’s Corp.	6,531	3,099,547
MSCI, Inc.	4,581	2,670,402
Netflix, Inc.*	1,247	884,460
News Corp. (Class A Stock)	155,115	4,130,712
NextEra Energy, Inc.	8,417	711,489
Norfolk Southern Corp.	19,468	4,837,798
NVIDIA Corp.	228,454	27,743,454
O’Reilly Automotive, Inc.*	1,924	2,215,678
Philip Morris International, Inc.	86,284	10,474,878
QUALCOMM, Inc.	29,867	5,078,883
Regeneron Pharmaceuticals, Inc.*	2,907	3,055,955
Rexford Industrial Realty, Inc., REIT(a)	68,964	3,469,579
Roche Holding AG	7,815	2,500,935
Rockwell Automation, Inc.	10,900	2,926,214
RPM International, Inc.	14,082	1,703,922
Salesforce, Inc.	7,412	2,028,739
Sanofi SA	12,900	1,485,297
Sanofi SA, ADR	28,450	1,639,574
Schlumberger NV	54,100	2,269,495
Schneider Electric SE	10,817	2,851,447
Sempra(a)	39,427	3,297,280
ServiceNow, Inc.*	6,851	6,127,466
Shell PLC	67,400	2,186,573
Signify NV, 144A	18,700	441,124
Southern Co. (The)	69,172	6,237,931
Southwest Airlines Co.(a)	62,586	1,854,423
Spotify Technology SA*	11,151	4,109,478
Stanley Black & Decker, Inc.	56,555	6,228,402
Stellantis NV	29,800	412,413
STERIS PLC	4,885	1,184,808
Swiss Re AG	10,400	1,439,147
Synopsys, Inc.*	7,868	3,984,277
Take-Two Interactive Software, Inc.*	14,640	2,250,314

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Texas Instruments, Inc.	11,810	$2,439,592
Thermo Fisher Scientific, Inc.	16,113	9,967,018
Trane Technologies PLC	5,370	2,087,480
TransUnion	40,492	4,239,512
Tyson Foods, Inc. (Class A Stock)(a)	34,793	2,072,271
U.S. Bancorp	69,319	3,169,958
Uber Technologies, Inc.*	47,279	3,553,490
Union Pacific Corp.	10,282	2,534,307
United Parcel Service, Inc. (Class B Stock)	24,187	3,297,656
UnitedHealth Group, Inc.	11,770	6,881,684
Veeva Systems, Inc. (Class A Stock)*	6,336	1,329,736
Verisk Analytics, Inc.	14,959	4,008,414
Vertex Pharmaceuticals, Inc.*	11,846	5,509,338
Viatris, Inc.	145,983	1,694,863
Visa, Inc. (Class A Stock)	22,828	6,276,559
Vistra Corp.	11,012	1,305,362
Vulcan Materials Co.	19,119	4,787,971
Walmart, Inc.	69,227	5,590,080
Walt Disney Co. (The)	24,891	2,394,265
Wells Fargo & Co.	128,347	7,250,322
Western Digital Corp.*	45,539	3,109,858
Weyerhaeuser Co., REIT	176,791	5,986,143
Williams Cos., Inc. (The)	49,771	2,272,046
Zimmer Biomet Holdings, Inc.	48,824	5,270,551
		660,723,513

Total Common Stocks (cost $614,991,948)		928,718,631
Preferred Stock — 0.1%
Germany
Henkel AG & Co. KGaA (PRFC)	5,700	535,799
(cost $450,586)

Total Long-Term Investments (cost $615,442,534)		929,254,430
Short-Term Investments — 5.8%
Affiliated Mutual Funds — 5.3%
PGIM Core Ultra Short Bond Fund(wb)	12,557,894	12,557,894
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $38,210,167; includes $38,056,245 of cash collateral for securities on loan)(b)(wb)	38,249,609	38,234,310

Total Affiliated Mutual Funds (cost $50,768,061)		50,792,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.5%
Federal Home Loan Bank
4.250%	10/01/24	4,658	$4,657,363
(cost $4,658,000)

Total Short-Term Investments (cost $55,426,061)			55,449,567

TOTAL INVESTMENTS—103.5% (cost $670,868,595)			984,703,997

Liabilities in excess of other assets — (3.5)%			(33,094,409)

Net Assets — 100.0%			$951,609,588

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,031,274; cash collateral of $38,056,245 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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